Share-Based Compensation - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, Beginning balance	1,575,785
Granted	1,308,081
Exercised	(84,072)
Forfeited or expired	(92,853)
Number of shares outstanding, Ending balance	2,706,941	1,575,785	1,575,785
Options vested and exercisable	1,660,177
Options vested and not exercisable	807,025
Options unvested	239,739
Weighted-Average Exercise Price Outstanding, Beginning balance | $ / shares	$ 0.88
Weighted-Average Exercise Price, Granted | (per share)	4.05	$ 1.22
Weighted-Average Exercise Price, Exercised | $ / shares	0.88
Weighted-Average Exercise Price, Forfeited or expired | $ / shares	0.88
Weighted-Average Exercise Price Outstanding, Ending balance | $ / shares	2.4		$ 0.88
Weighted-Average Exercise Price, Options vested and exercisable | $ / shares	1.26
Weighted-Average Exercise Price, Options vested and not exercisable | $ / shares	4.24
Weighted-Average Exercise Price, Options unvested | $ / shares	$ 4.24
Weighted- Average Remaining Contractual Term (in years), Outstanding	8 years 1 month 6 days	7 years 8 months 12 days	7 years 8 months 12 days
Weighted- Average Remaining Contractual Term (in years), Options vested and exercisable	7 years 1 month 6 days
Weighted- Average Remaining Contractual Term (in years), Options vested and not exercisable	9 years 8 months 12 days
Weighted- Average Remaining Contractual Term (in years), Options unvested	9 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding | $	$ 52,192	$ 1,026	$ 1,026
Aggregate Intrinsic Value, Options vested and exercisable | $	33,921
Aggregate Intrinsic Value, Options vested and not exercisable | $	14,087
Aggregate Intrinsic Value, Options unvested | $	$ 4,185